UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$66	0.63%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,118	10,037	10,178
2014	10,056	9,722	10,318
2015	10,059	9,562	10,502
2015	10,108	9,400	10,460
2015	9,863	9,390	10,405
2015	9,953	9,301	10,505
2016	10,001	9,642	10,732
2016	10,374	9,900	10,885
2016	10,714	10,216	11,153
2016	10,465	9,590	10,861
2017	10,792	9,699	10,944
2017	10,995	9,976	11,077
2017	11,190	10,235	11,184
2017	11,186	10,216	11,196
2018	11,234	10,282	11,116
2018	11,159	10,147	11,208
2018	11,175	10,096	11,267
2018	11,154	9,928	11,256
2019	11,583	10,224	11,554
2019	11,907	10,461	11,937
2019	12,414	10,880	12,476
2019	12,348	10,759	12,383
2020	12,521	11,033	12,734
2020	12,266	11,046	12,775
2020	13,006	11,482	12,885
2020	13,344	11,660	13,007
2021	13,462	11,511	12,775
2021	13,555	11,540	12,786
2021	13,701	11,542	12,982
2021	13,463	11,276	12,918
2022	13,175	10,899	12,495
2022	12,416	10,015	11,880
2022	12,020	9,509	11,685
2022	11,612	9,380	11,558
2023	11,596	9,417	11,499
2023	11,827	9,567	11,768
2023	12,071	9,500	11,750
2023	12,434	9,572	11,859
2024	12,850	9,709	12,130
2024	12,926	9,641	12,149

202405-3565004, 202407-3567321

F175-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Investor Class)	9.30%	1.65%	2.60%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.37
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.97

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478
Investment Advisory Fees Paid (000s)	$5,505
Portfolio Turnover Rate	228.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$95	0.91%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,112	10,037	10,178
2014	10,046	9,722	10,318
2015	10,044	9,562	10,502
2015	10,088	9,400	10,460
2015	9,838	9,390	10,405
2015	9,924	9,301	10,505
2016	9,966	9,642	10,732
2016	10,333	9,900	10,885
2016	10,664	10,216	11,153
2016	10,400	9,590	10,861
2017	10,726	9,699	10,944
2017	10,924	9,976	11,077
2017	11,122	10,235	11,184
2017	11,096	10,216	11,196
2018	11,135	10,282	11,116
2018	11,063	10,147	11,208
2018	11,060	10,096	11,267
2018	11,040	9,928	11,256
2019	11,446	10,224	11,554
2019	11,757	10,461	11,937
2019	12,257	10,880	12,476
2019	12,184	10,759	12,383
2020	12,335	11,033	12,734
2020	12,087	11,046	12,775
2020	12,794	11,482	12,885
2020	13,127	11,660	13,007
2021	13,223	11,511	12,775
2021	13,304	11,540	12,786
2021	13,448	11,542	12,982
2021	13,194	11,276	12,918
2022	12,903	10,899	12,495
2022	12,152	10,015	11,880
2022	11,757	9,509	11,685
2022	11,350	9,380	11,558
2023	11,327	9,417	11,499
2023	11,544	9,567	11,768
2023	11,774	9,500	11,750
2023	12,119	9,572	11,859
2024	12,516	9,709	12,130
2024	12,581	9,641	12,149

202405-3565004, 202407-3567321

F275-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Advisor Class)	8.99%	1.36%	2.32%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.37
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.97

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478
Investment Advisory Fees Paid (000s)	$5,505
Portfolio Turnover Rate	228.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Global Multi-Sector Bond Fund

I Class (PGMSX)

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$49	0.47%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in global fixed income credit sectors, the fund benefited from its exposure to corporate bonds and securitized credit relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Additionally, tactically managing the fund’s U.S. duration exposure relative to the benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the USD hedged index, an underweighting duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy. Long exposure in the Japanese yen also detracted. The Bank of Japan’s ultra-accommodative policy, which it held for most of the period, weighed on the yen.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. During the period, the fund eliminated exposure to agency mortgage-backed securities on strength after a run of strong performance in the sector.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including interest rate and credit derivatives, had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	510,209	505,027	504,225
8/31/16	527,113	521,149	516,629
11/30/16	514,562	489,232	503,110
2/28/17	531,277	494,802	506,954
5/31/17	541,630	508,903	513,134
8/31/17	551,551	522,127	518,059
11/30/17	551,314	521,191	518,644
2/28/18	553,869	524,533	514,929
5/31/18	550,897	517,668	519,199
8/31/18	551,422	515,046	521,909
11/30/18	551,037	506,481	521,435
2/28/19	571,927	521,569	535,212
5/31/19	588,165	533,665	552,966
8/31/19	613,381	555,043	577,948
11/30/19	610,880	548,862	573,604
2/29/20	619,156	562,871	589,890
5/31/20	607,374	563,523	591,783
8/31/20	643,682	585,768	596,879
11/30/20	660,663	594,842	602,521
2/28/21	666,765	587,237	591,780
5/31/21	671,616	588,694	592,309
8/31/21	679,675	588,808	601,387
11/30/21	667,584	575,260	598,390
2/28/22	653,576	555,996	578,797
5/31/22	616,778	510,921	550,342
8/31/22	596,806	485,110	541,285
11/30/22	577,376	478,528	535,420
2/28/23	576,207	480,391	532,654
5/31/23	588,503	488,039	545,114
8/31/23	600,268	484,658	544,280
11/30/23	618,567	488,317	549,357
2/29/24	640,202	495,291	561,920
5/31/24	643,587	491,811	562,795

202405-3565004, 202407-3567321

F223-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Global Multi-Sector Bond Fund (I Class)	9.36%	1.82%	3.13%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	0.77	- 1.62	- 0.20
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.24	0.35	1.46

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,560,856
Number of Portfolio Holdings	478
Investment Advisory Fees Paid (000s)	$5,505
Portfolio Turnover Rate	228.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	8.4%
AA Rated	4.2
A Rated	14.6
BBB Rated	10.5
BB Rated and Below	11.7
Not Rated	15.1
Credit Default Swaps	0.2
U.S. Treasury Securities	28.5
Reserves	6.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	16.5%
U.S. Treasury Notes	7.6
Government of Malaysia	5.6
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	5.0
U.S. Treasury Inflation-Indexed Notes	3.0
Invesco Senior Loan ETF	2.4
Government of Japan, Treasury Bills	2.2
Republic of Poland	1.8
Government of Japan	1.7
Deutsche Bundesrepublik, Inflation-Indexed	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Multi-Sector Bond Fund

I Class (PGMSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$39,176
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
PRSNX Global Multi-Sector
Bond Fund –
.
PRSAX Global Multi-
Sector Bond Fund–
.
Advisor Class
PGMSX Global Multi-Sector
Bond Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
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T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9.52 $ 10.45 $ 11.87 $ 11.13 $ 11.32
Investment activities
Net investment income
(1)(2)
0.51 0.34 0.33 0.35 0.38
Net realized and unrealized
gain/loss 0.36 (0.84) (1.30) 0.81 (0.04)
Total from investment activities 0.87 (0.50) (0.97) 1.16 0.34
Distributions
Net investment income (0.39) (0.36) (0.34) (0.36) (0.35)
Net realized gain — (0.07) (0.11) (0.06) (0.16)
Tax return of capital (0.13) — — — (0.02)
Total distributions (0.52) (0.43) (0.45) (0.42) (0.53)
NET ASSET VALUE
End of period $ 9.87 $ 9.52 $ 10.45 $ 11.87 $ 11.13

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
9.30% (4.75)% (8.40)% 10.51% 3.01%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.71% 0.65% 0.65% 0.67%
Net expenses after waivers/
payments by Price Associates 0.63% 0.65% 0.65% 0.65% 0.66%
Net investment income 5.25% 3.49% 2.90% 2.98% 3.37%
Portfolio turnover rate
(4)
228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end of period (in
thousands) $753,372 $664,681 $965,689 $1,336,300 $905,983
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 5/31/24 would have been 150.8%.

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9.53 $ 10.46 $ 11.88 $ 11.15 $ 11.33
Investment activities
Net investment income
(1)(2)
0.48 0.32 0.30 0.32 0.35
Net realized and unrealized
gain/loss 0.36 (0.85) (1.30) 0.79 (0.03)
Total from investment activities 0.84 (0.53) (1.00) 1.11 0.32
Distributions
Net investment income (0.37) (0.33) (0.31) (0.32) (0.32)
Net realized gain — (0.07) (0.11) (0.06) (0.16)
Tax return of capital (0.12) — — — (0.02)
Total distributions (0.49) (0.40) (0.42) (0.38) (0.50)
NET ASSET VALUE
End of period $ 9.88 $ 9.53 $ 10.46 $ 11.88 $ 11.15

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
8.99% (5.01)% (8.66)% 10.07% 2.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.59% 1.37% 1.00% 0.98% 1.06%
Net expenses after waivers/
payments by Price Associates 0.91% 0.93% 0.94% 0.95% 0.95%
Net investment income 4.95% 3.25% 2.61% 2.69% 3.08%
Portfolio turnover rate
(4)
228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end of period (in
thousands) $16,331 $14,667 $14,758 $20,081 $16,388
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 5/31/24 would have been 150.8%.

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9.53 $ 10.46 $ 11.87 $ 11.14 $ 11.32
Investment activities
Net investment income
(1)(2)
0.53 0.36 0.35 0.37 0.40
Net realized and unrealized
gain/loss 0.34 (0.84) (1.29) 0.80 (0.03)
Total from investment activities 0.87 (0.48) (0.94) 1.17 0.37
Distributions
Net investment income (0.40) (0.38) (0.36) (0.38) (0.36)
Net realized gain — (0.07) (0.11) (0.06) (0.16)
Tax return of capital (0.13) — — — (0.03)
Total distributions (0.53) (0.45) (0.47) (0.44) (0.55)
NET ASSET VALUE
End of period $ 9.87 $ 9.53 $ 10.46 $ 11.87 $ 11.14

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
9.36% (4.58)% (8.17)% 10.58% 3.27%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.54% 0.55% 0.52% 0.53% 0.54%
Net expenses after waivers/
payments by Price Associates 0.47% 0.49% 0.49% 0.49% 0.50%
Net investment income 5.43% 3.72% 3.09% 3.10% 3.53%
Portfolio turnover rate
(4)
228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end of period (in
thousands) $791,153 $566,416 $633,128 $281,219 $196,574
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 5/31/24 would have been 150.8%.

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  10.1%
Car Loan  0.7%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,224
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,780
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 6.624%, 12/26/31 (1) 899 901
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 233 233
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 718
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,902
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 267
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194 195
10,220
Other Asset-Backed Securities  9.1%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 6.659%, 4/15/35 (1) 3,895 3,898
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.179%, 4/15/35 (1) 2,805 2,806
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 6.79%, 7/15/34 (1) 2,244 2,250
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.716%, 10/22/34 (1) 3,180 3,182
Atrium XV
Series 15A, Class A2R, CLO, FRN
3M TSFR + 1.712%, 7.038%, 1/23/31 (1) 2,175 2,176
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.65%, 4/15/34 (1) 3,255 3,262

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.74%, 7/15/36 (1) 3,930 3,936
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,681
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 3,870 3,865
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 380 359
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 390 390
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 386
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,459 3,406
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,838 1,708
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.707%, 5/20/34 (1) 1,566 1,569
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 3,840 3,844
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 944 867
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 2,295 2,290
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.877%, 4/20/37 (1) 4,025 4,045
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,245
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 2,865 2,865

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,843 1,653
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.548%, 5/6/30 (1) 7,190 7,203
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 2,630 2,650
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 7/15/35 (1)(2) 3,260 3,260
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.716%, 1/21/35 (1) 3,180 3,188
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.079%, 1/15/36 (1) 1,175 1,185
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.829%, 1/15/36 (1) 3,670 3,724
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 10/20/34 (1)(2) 1,345 1,345
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.377%, 10/20/29 (1) 1,715 1,715
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 3,135 3,140
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.825%, 4/20/37 (1) 3,895 3,912
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 1,065 1,067
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.977%, 10/18/33 (1) 1,600 1,605
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 259 248
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.709%, 7/17/35 (1) 1,832 1,835

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.879%, 7/15/33 (1) 2,180 2,180
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.736%, 10/20/34 (1) 2,250 2,253
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 1,205 1,210
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,358
Orion
Series 2023-1A, Class A, CLO, FRN
3M TSFR + 1.90%, 7.224%, 10/25/36 (1) 2,200 2,219
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 2,955 2,982
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 405 404
Progress Residential Trust
Series 2020-SFR3, Class D
1.896%, 10/17/27 (1) 2,890 2,722
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.841%, 4/15/37 (1) 3,625 3,616
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 2,340 2,337
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 3,325 3,317
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 7.526%, 4/25/37 (1) 3,090 3,105
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.861%, 10/20/37 (1) 2,085 2,082
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 6.837%, 4/17/37 (1) 2,970 2,992
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 7.939%, 1/16/32 (1) 1,535 1,535

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 7,825 7,825
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.529%, 10/15/31 (1) 4,000 4,004
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.806%, 4/20/34 (1) 3,825 3,832
142,733
Student Loan  0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 702 684
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,899
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,637
4,220
Total Asset-Backed Securities
(Cost $158,138) 157,173
BANK LOANS  1.5% (3)
FINANCIAL INSTITUTIONS  0.3%
Insurance  0.3%
Truist Insurance Holdings, FRN
1M TSFR + 3.25%, 8.586%, 5/6/31  2,905 2,922
Truist Insurance Holdings, FRN
1M TSFR + 4.75%, 10.086%, 3/8/32  970 990
Total Financial Institutions 3,912
INDUSTRIAL  1.1%
Capital Goods  0.3%
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.571%, 5/21/29  1,974 1,974
LTI Holdings, FRN
1M TSFR + 3.50%, 8.944%, 9/6/25  3,265 3,211
Summit Materials, FRN
1M TSFR + 2.50%, 7.799%, 1/12/29  230 231
5,416
Consumer Non-Cyclical  0.1%
ICON Luxembourg, FRN
1M TSFR + 2.00%, 7.309%, 7/3/28  88 88

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Naked Juice, FRN
3M TSFR + 6.00%, 11.402%, 1/24/30  157 131
Triton Water Holdings, FRN
1M TSFR + 4.00%, 9.302%, 3/31/28  1,047 1,051
1,270
Technology  0.7%
Ascend Learning, FRN
1M TSFR + 5.75%, 11.179%, 12/10/29  2,635 2,583
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.579%, 2/15/29  2,290 2,284
Boxer Parent, FRN
1M TSFR + 4.00%, 9.329%, 12/29/28  1,327 1,336
Delta Topco, FRN
1M TSFR + 3.50%, 8.829%, 11/30/29 (2) 2,211 2,219
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.929%, 10/9/29  1,804 1,814
RealPage, FRN
1M TSFR + 6.50%, 11.944%, 4/23/29  995 975
11,211
Total Industrial 17,897
UTILITY  0.1%
Electric  0.1%
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 8.075%, 4/30/31  1,655 1,666
Total Utility 1,666
Total Bank Loans
(Cost $23,433) 23,475
BOND MUTUAL FUNDS  5.0%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.44% (4)(5) 8,217 77,902
Total Bond Mutual Funds
(Cost $76,681) 77,902

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition date:
8/23/18, Cost $— (6)(7)(8) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Meituan, Zero Coupon, 4/27/27  3,300 3,110
Total Industrial 3,110
Total Convertible Bonds
(Cost $3,094) 3,110
CORPORATE BONDS  14.2%
FINANCIAL INSTITUTIONS  5.6%
Banking  3.8%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (9) 2,675 3,078
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,530
Banco Santander, VR, 7.525%, 10/1/28 (9)(10) 2,975 3,089
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 3,445 3,034
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 3,973
Bank of the Philippine Islands, 5.25%, 3/26/29 (10) 3,050 3,032
BBVA Bancomer, VR, 8.125%, 1/8/39 (1)(9) 2,950 3,027
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 3,934
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 6,200 6,938
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,260
ING Groep, VR, 6.114%, 9/11/34 (9) 5,255 5,419
mBank, VR, 8.375%, 9/11/27 (EUR) (9) 2,500 2,877
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (9) 2,850 3,147
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 7,058
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,673
59,069
Brokerage Assetmanagers Exchanges  0.2%
Kane Bidco, 5.00%, 2/15/27 (EUR) (10) 2,645 2,802
2,802

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies  0.3%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 5,193
5,193
Financial Other  0.0%
Country Garden Holdings, 5.125%, 1/17/25 (8)(11) 2,400 201
Kaisa Group Holdings, 11.25%, 4/9/22 (8)(11) 5,000 169
370
Insurance  0.9%
AIA Group, 3.20%, 9/16/40  4,200 3,024
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,355
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,538
UnitedHealth Group, 4.50%, 4/15/33  3,350 3,187
14,104
Real Estate Investment Trusts  0.4%
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  5,940 5,029
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  1,400 1,468
6,497
Total Financial Institutions 88,035
INDUSTRIAL  8.1%
Basic Industry  0.9%
ABJA Investment, 5.95%, 7/31/24  2,000 1,999
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 2,275 2,306
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,050 3,036
POSCO, 5.625%, 1/17/26 (1) 1,450 1,451
POSCO, 5.75%, 1/17/28 (1) 1,740 1,761
Sociedad Quimica y Minera de Chile, 6.50%, 11/7/33  3,049 3,142
13,695
Capital Goods  0.4%
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  2,700 2,858
TK Elevator Holdco, 6.625%, 7/15/28 (EUR) (10) 2,673 2,787
5,645
Communications  2.0%
Altice Financing, 3.00%, 1/15/28 (EUR)  3,165 2,671
Altice Finco, 4.75%, 1/15/28 (EUR)  1,485 976
Altice France, 5.875%, 2/1/27 (EUR)  2,160 1,711
Altice France Holding, 4.00%, 2/15/28 (EUR)  2,845 799
Axian Telecom, 7.375%, 2/16/27 (10) 3,600 3,516
Axian Telecom, 7.375%, 2/16/27 (1)(10) 1,490 1,455
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,112
HTA Group, 7.50%, 6/4/29 (1) 1,350 1,342
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,299
Prosus, 3.061%, 7/13/31  3,750 3,044
PT Tower Bersama Infrastructure, 2.75%, 1/20/26  5,155 4,879

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 3.875%, 4/15/30  4,176 3,872
31,676
Consumer Cyclical  1.5%
Allied Universal Holdco, 6.625%, 7/15/26 (1) 92 92
Flutter Treasury Designated Activity, 5.00%, 4/29/29 (EUR) (1) 1,025 1,126
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  2,675 2,843
Metalsa, 3.75%, 5/4/31 (1)(10) 1,765 1,436
Motion Bondco, 4.50%, 11/15/27 (EUR)  2,875 2,947
Sands China, 4.625%, 6/18/30 (10) 3,880 3,590
Tenneco, 8.00%, 11/17/28 (1) 2,415 2,198
VF, 4.125%, 3/7/26 (EUR) (10) 4,496 4,799
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,853
Vivo Energy Investments, 5.125%, 9/24/27  1,050 988
23,872
Consumer Non-Cyclical  1.3%
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 3,325 3,412
CVS Health, 5.05%, 3/25/48  4,425 3,821
JAB Holdings, 4.75%, 6/29/32 (EUR)  3,400 3,816
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,245
Reckitt Benckiser Treasury Services, 3.875%, 9/14/33 (EUR)  4,255 4,592
19,886
Energy  1.5%
Eni, 5.50%, 5/15/34 (1) 2,729 2,714
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,080
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 3,005 3,053
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(6) 8,400 8,085
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,176
24,108
Industrial Other  0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,211
1,211
Technology  0.4%
Cloud Software Group, 8.25%, 6/30/32 (1) 3,895 3,915
SK Hynix, 5.50%, 1/16/29 (1) 3,050 3,047
6,962
Total Industrial 127,055
UTILITY  0.5%
Electric  0.5%
Duke Energy, 3.75%, 4/1/31 (EUR)  5,275 5,599
NRG Energy, VR, 10.25% (1)(9)(12) 65 70

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,323
Total Utility 6,992
Total Corporate Bonds
(Cost $228,906) 222,082
EQUITY MUTUAL FUNDS  2.4%
Trusts & Mutual Funds  2.4%
Invesco Senior Loan ETF  1,805 38,115
Total Equity Mutual Funds
(Cost $37,998) 38,115
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  30.4%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,120
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,744
3,864
Owned No Guarantee  2.6%
Aena, 4.25%, 10/13/30 (EUR)  3,400 3,791
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,088
Ecopetrol, 8.375%, 1/19/36  3,085 3,017
Gaci First Investment, 4.875%, 2/14/35  3,285 3,090
Gaci First Investment, 5.125%, 2/14/53  6,860 5,873
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,320
Logicor Financing, 0.75%, 7/15/24 (EUR)  2,355 2,543
NBN, 5.75%, 10/6/28 (1) 4,000 4,095
Petroleos de Venezuela, 6.00%, 5/16/24 (8)(11) 640 80
QatarEnergy, 3.125%, 7/12/41 (1) 8,930 6,567
Republic of Chile, 6.30%, 9/8/53 (1) 1,505 1,476
Transnet, 8.25%, 2/6/28  3,058 3,025
39,965
Sovereign  3.8%
Kingdom of Jordan, 7.50%, 1/13/29  4,194 4,210
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,726
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,659
Republic of Guatemala, 6.60%, 6/13/36 (1) 4,500 4,509
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  3,700 3,658
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,131
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,788
Republic of Serbia, 1.50%, 6/26/29 (EUR)  8,060 7,412
Republic of Serbia, 2.05%, 9/23/36 (EUR)  420 325
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 4,740

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,588
Republic of Sri Lanka, 6.125%, 6/3/25 (8)(10)(11) 4,195 2,484
Republic of Sri Lanka, 6.825%, 7/18/26 (8)(11) 5,515 3,254
Republic of Sri Lanka, 6.85%, 11/3/25 (8)(11) 200 118
Republic of Sri Lanka, 7.85%, 3/14/29 (8)(10)(11) 3,375 1,989
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (1)(10)(13) 6,367 5,906
State of Mongolia, 5.125%, 4/7/26  7,530 7,332
58,829
Treasuries  23.8%
Arab Republic of Egypt, Treasury Bills, 30.00%, 9/17/24 (EGP)  115,825 2,288
Arab Republic of Egypt, Treasury Bills, 31.25%, 12/10/24 (EGP)  466,450 8,728
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (CLP) (1) 11,455,000 12,575
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/29 (BRL)  112,374 20,328
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  14,670 15,019
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  23,939 25,009
Government of Japan, 1.30%, 6/20/52 (JPY)  1,212,700 6,364
Government of Japan, 1.30%, 3/20/63 (JPY)  3,879,000 18,339
Government of Japan, 1.40%, 9/20/52 (JPY)  461,600 2,477
Government of Japan, Inflation-Indexed, Inflation-Indexed, 0.10%,
3/10/25 (JPY)  1,069,180 6,887
Government of Japan, Treasury Bills, (0.11)%, 6/3/24 (JPY)  5,500,000 34,973
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,400
Government of Malaysia, 4.498%, 4/15/30 (MYR)  285,751 62,947
Government of Malaysia, 4.642%, 11/7/33 (MYR)  91,363 20,536
Government of Singapore, 3.25%, 6/1/54 (SGD)  2,004 1,507
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,180
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  65,039 5,832
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,584
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,637
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,881
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 11,318 6,818
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 91
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 935
Republic of France, 3.00%, 5/25/54 (EUR) (1) 13,464 13,103
Republic of India, 6.54%, 1/17/32 (INR)  1,093,720 12,724
Republic of India, 7.18%, 8/14/33 (INR)  865,000 10,479
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  131,971,000 8,162
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  184,390,000 11,619
Republic of Nigeria, Treasury Bill, 22.89%, 3/13/25 (NGN)  12,700,000 7,131
Republic of Poland, 1.25%, 10/25/30 (PLN)  143,185 28,059

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
United Mexican States, 7.50%, 5/26/33 (MXN)  323,755 16,486
372,098
Total Foreign Government Obligations & Municipalities
(Cost $489,205) 474,756
MUNICIPAL SECURITIES  1.8%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,441
3,441
Florida  0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  2,080 2,066
2,066
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 10,100 6,262
6,262
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1)(15) 3,610 3,610
3,610
Virginia  0.7%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,090 10,121
10,121
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,095 1,987
1,987
Total Municipal Securities
(Cost $29,351) 27,487
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Collateralized Mortgage Obligations  0.8%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,222
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.474%, 1/26/32 (1) 4,320 4,345
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,420

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 78 68
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 882
OBX Trust
Series 2023-NQM10, Class A3, CMO, STEP
7.173%, 10/25/63 (1) 617 621
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.557%, 2/25/47 (1) 2,920 2,339
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 16 16
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 68 67
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 264 246
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP
6.968%, 12/25/68 (1) 1,836 1,840
13,066
Commercial Mortgage-Backed Securities  1.5%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M TSFR + 1.38%, 6.70%, 9/15/34 (1) 995 953
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 1,006
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 845
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.971%, 10/15/34 (1) 1,830 1,829
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 635
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 6,110 2,236
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
3.711%, 2/10/47  786 746

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29 (1) 4,340 3,896
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 7.241%, 5/15/37 (1) 1,540 1,540
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 4,315 3,515
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 7.041%, 5/15/39 (1) 1,290 1,290
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 7.267%, 1/15/39 (1) 4,470 4,403
22,894
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 1,402 1,388
1,388
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $44,906) 37,348
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (7)(8) † 64
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $828 (7)(8) † 1,133
Total Private Investment Company
(Cost $828) 1,197
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  12.0%
U.S. Treasury Obligations  12.0%
U.S. Treasury Bonds, 3.25%, 5/15/42  18,612 15,308
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  8,381 7,006
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  24,652 21,666
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  8,750 8,231
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  16,479 16,654
U.S. Treasury Notes, 4.625%, 9/15/26 (16) 38,128 37,979

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.875%, 4/30/26  81,083 81,058
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $189,568) 187,902
SHORT-TERM INVESTMENTS  20.3%
Commercial Paper  1.5%
4(2)  1.5%(17)
Bacardi Martini, 5.896%, 7/10/24  11,700 11,624
Crown Castle, 5.88%, 7/9/24  11,800 11,725
23,349
Money Market Funds  2.3%
T. Rowe Price Government Reserve Fund, 5.39% (4)(18) 36,247 36,247
36,247
U.S. Treasury Obligations  16.5%
U.S. Treasury Bills, 5.288%, 11/21/24  64,100 62,529
U.S. Treasury Bills, 5.303%, 7/16/24  141,516 140,624
U.S. Treasury Bills, 5.307%, 7/11/24  54,050 53,750
256,903
Total Short-Term Investments
(Cost $316,430) 316,499
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.39% (4)(18) 13,382 13,382
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 13,382

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (4)(18) 2,182 2,182
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,182
Total Securities Lending Collateral
(Cost $15,564) 15,564
Total Investments in Securities
101.4% of Net Assets
(Cost $1,614,102) $ 1,582,611
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $348,644 and represents 22.3% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,198 and represents 0.1% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) Perpetual security with no stated maturity date.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) When-issued security
(16) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $23,349 and represents 1.5% of net assets.
(18) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 4,200 65 (117) 182
Citibank, Protection Sold (Relevant
Credit: Markit iTraxx Crossover-S40, 5
Year Index), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 3,405 471 435 36
Goldman Sachs, Protection Sold
(Relevant Credit: Republic of Vietnam,
Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 5,245 52 41 11
Total Bilateral Credit Default Swaps, Protection
Sold 359 229
Total Bilateral Swaps 359 229
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (858) (253) (605)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (95) 423 (518)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,123)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 (EUR) * 3,417 668 554 114
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 33,779 2,661 1,902 759

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 34,230 2,666 2,514 152
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,025
Interest Rate Swaps (0.1)%
2 Year Interest Rate Swap, Receive
Fixed 3.365% Annually, Pay Variable
3.835% (6M EURIBOR) Semi-Annually,
4/30/26 (EUR) 36,560 (77) 26 (103)
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.025)% (JPY TONA) Annually, 8/10/28
(JPY) 17,350,000 704 — 704
5 Year Interest Rate Swap, Pay Fixed
0.645% Annually, Receive Variable
0.077% (JPY TONA) Annually, 5/15/29
(JPY) 1,400,000 25 — 25
5 Year Interest Rate Swap, Receive
Fixed 2.707% Annually, Pay Variable
3.921% (6M EURIBOR) Semi-Annually,
3/7/29 (EUR) 49,664 (949) — (949)
5 Year Interest Rate Swap, Receive
Fixed 3.371% Annually, Pay Variable
3.874% (6M EURIBOR) Semi-Annually,
9/26/28 (EUR) 27,200 806 — 806
10 Year Interest Rate Swap, Receive
Fixed 1.627% Annually, Pay Variable
3.843% (6M EURIBOR) Semi-Annually,
4/21/32 (EUR) 26,497 (2,662) — (2,662)
30 Year Interest Rate Swap, Pay Fixed
2.341% Annually, Receive Variable
3.921% (6M EURIBOR) Semi-Annually,
3/9/54 (EUR) 9,986 622 — 622
Total Centrally Cleared Interest Rate Swaps (1,557)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.473% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/29/26 77,900 78 — 78
Total Centrally Cleared Zero-Coupon Inflation
Swaps 78
Total Centrally Cleared Swaps (1,577)
Net payments (receipts) of variation margin to date 2,391
Variation margin receivable (payable) on centrally cleared swaps $ 814
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $134.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 6/7/24 MYR 270,906 USD 57,852 $ (258)
Bank of America 6/7/24 USD 80,998 MYR 385,378 (933)
Bank of America 7/12/24 MXN 105,025 USD 6,303 (154)
Bank of America 7/19/24 NOK 30,125 USD 2,715 158
Bank of America 7/19/24 NZD 115 USD 68 3
Bank of America 9/6/24 USD 58,185 MYR 270,906 251
Barclays Bank 6/4/24 BRL 84,464 USD 16,139 (61)
Barclays Bank 6/14/24 USD 21,422 CNH 153,237 304
Barclays Bank 7/5/24 KRW 29,711,189 USD 22,156 (631)
Barclays Bank 7/12/24 TRY 404,750 USD 11,347 730
Barclays Bank 7/12/24 USD 1,780 CZK 41,706 (54)
Barclays Bank 7/12/24 USD 7,646 HUF 2,747,053 9
Barclays Bank 7/12/24 USD 10,182 HUF 3,718,810 (157)
Barclays Bank 7/12/24 USD 23,597 MXN 399,156 229
Barclays Bank 7/12/24 USD 7,405 TRY 271,400 (693)
Barclays Bank 7/12/24 ZAR 222,443 USD 12,165 (366)
Barclays Bank 8/9/24 CLP 17,775,716 USD 19,008 342
Barclays Bank 8/23/24 EUR 4,458 USD 4,847 9
Barclays Bank 8/23/24 EUR 6,878 USD 7,495 (3)
Barclays Bank 8/23/24 USD 1,640 GBP 1,290 (4)
BNP Paribas 6/7/24 MYR 139,067 USD 29,736 (171)
BNP Paribas 6/7/24 USD 6,179 THB 223,418 102
BNP Paribas 7/5/24 KRW 1,441,710 USD 1,046 (1)
BNP Paribas 9/6/24 THB 104,043 USD 2,852 (1)
BNP Paribas 9/6/24 USD 29,907 MYR 139,067 167
Canadian Imperial Bank
of Commerce 7/19/24 USD 2,839 CAD 3,905 (29)
Citibank 6/4/24 USD 16,438 BRL 84,599 334
Citibank 6/7/24 THB 597,432 USD 16,412 (164)
Citibank 7/5/24 USD 7,340 KRW 9,995,952 98
Citibank 7/12/24 HUF 8,031,730 USD 22,191 139
Citibank 7/12/24 HUF 4,038,257 USD 11,340 (112)
Citibank 7/12/24 MXN 416,293 USD 23,809 562
Citibank 7/12/24 TRY 135,067 USD 3,811 219
Citibank 7/12/24 USD 7,137 CZK 163,642 (58)
Citibank 7/12/24 USD 7,485 HUF 2,667,321 70
Citibank 7/12/24 USD 7,164 MXN 122,362 —
Citibank 7/19/24 AUD 261 USD 174 —
Citibank 7/19/24 NOK 1,109 USD 106 —
Citibank 7/19/24 USD 14,670 AUD 21,985 21

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/19/24 USD 158 CHF 143 $ (2)
Citibank 7/19/24 USD 83 JPY 12,686 2
Citibank 7/19/24 USD 87 NOK 943 (3)
Citibank 7/24/24 NGN 10,901,089 USD 7,897 (714)
Citibank 7/24/24 USD 7,070 NGN 10,901,089 (113)
Citibank 8/9/24 USD 8,140 CLP 7,376,770 110
Citibank 8/23/24 EUR 10,834 USD 11,803 (2)
Citibank 8/30/24 USD 15,819 SEK 167,182 (140)
Citibank 9/4/24 EGP 650,807 USD 14,292 (1,026)
Citibank 9/6/24 USD 7,637 THB 279,183 (11)
Citibank 3/4/25 EGP 121,431 USD 2,324 36
Citibank 3/12/25 EGP 204,669 USD 3,659 312
Deutsche Bank 6/7/24 MYR 6,246 USD 1,308 20
Deutsche Bank 6/7/24 USD 4,148 MYR 19,687 (38)
Deutsche Bank 7/5/24 USD 20,661 IDR 327,530,170 538
Deutsche Bank 7/19/24 USD 75 NOK 830 (4)
Deutsche Bank 8/16/24 USD 27,797 PLN 110,825 (309)
Deutsche Bank 8/23/24 USD 61 EUR 56 —
Deutsche Bank 8/30/24 USD 63 SEK 665 (1)
Goldman Sachs 6/4/24 BRL 226,737 USD 44,749 (1,587)
Goldman Sachs 6/4/24 USD 21,459 BRL 111,426 248
Goldman Sachs 6/7/24 THB 184,651 USD 5,091 (69)
Goldman Sachs 6/7/24 USD 3,914 THB 141,634 62
Goldman Sachs 7/5/24 USD 1,039 INR 86,906 (2)
Goldman Sachs 7/19/24 NZD 343 USD 211 —
Goldman Sachs 7/19/24 USD 132 CAD 180 —
Goldman Sachs 7/19/24 USD 93 NOK 990 (2)
Goldman Sachs 7/19/24 USD 156 NZD 260 (3)
Goldman Sachs 9/6/24 THB 87,552 USD 2,408 (9)
HSBC Bank 6/7/24 USD 2,339 MYR 11,154 (33)
HSBC Bank 6/14/24 CNH 153,237 USD 21,202 (84)
HSBC Bank 7/5/24 USD 23,142 INR 1,935,467 (30)
HSBC Bank 7/12/24 USD 4,465 CZK 104,088 (111)
HSBC Bank 7/19/24 USD 259 CAD 354 (1)
HSBC Bank 8/23/24 USD 38 GBP 30 —
HSBC Bank 9/13/24 USD 21,334 CNH 153,237 79
JPMorgan Chase 6/7/24 USD 208 THB 7,567 3
JPMorgan Chase 7/19/24 USD 102 JPY 15,530 3
JPMorgan Chase 7/19/24 USD 1,006 JPY 157,185 (1)
JPMorgan Chase 7/19/24 USD 107 NOK 1,170 (5)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/19/24 USD 53 NZD 89 $ (2)
JPMorgan Chase 8/23/24 EUR 3,599 USD 3,921 (1)
JPMorgan Chase 8/23/24 GBP 260 USD 332 (1)
JPMorgan Chase 8/23/24 USD 10,588 EUR 9,722 (1)
Morgan Stanley 6/7/24 USD 911 COP 3,644,747 (31)
Morgan Stanley 7/19/24 USD 192 JPY 29,246 4
Morgan Stanley 7/19/24 USD 152 NOK 1,642 (5)
Morgan Stanley 7/19/24 USD 63 NZD 105 (1)
RBC Dominion
Securities 7/12/24 USD 1,262 MXN 21,697 (8)
RBC Dominion
Securities 7/19/24 CAD 47,157 USD 34,210 425
RBC Dominion
Securities 7/19/24 USD 91 AUD 139 (1)
Standard Chartered 6/7/24 THB 35,913 USD 982 (5)
Standard Chartered 7/5/24 USD 15,411 KRW 21,156,947 82
Standard Chartered 8/30/24 USD 5,679 SEK 60,423 (89)
State Street 6/4/24 BRL 44,188 USD 8,620 (209)
State Street 6/4/24 USD 22,964 BRL 118,496 407
State Street 6/14/24 USD 1,468 SGD 1,985 (2)
State Street 7/12/24 USD 10,714 HUF 3,960,356 (297)
State Street 7/19/24 AUD 46,367 USD 29,841 1,055
State Street 7/19/24 JPY 549,226 USD 3,570 (51)
State Street 7/19/24 NZD 24,356 USD 14,884 88
State Street 7/19/24 USD 36,514 CAD 50,071 (261)
State Street 7/19/24 USD 3,437 CHF 3,105 (24)
State Street 7/19/24 USD 37,907 JPY 5,726,567 1,217
State Street 7/19/24 USD 2,519 NOK 27,624 (116)
State Street 7/19/24 USD 14,460 NZD 24,017 (303)
State Street 8/23/24 EUR 6,348 USD 6,903 12
State Street 8/30/24 USD 189 SEK 2,002 (2)
State Street 9/4/24 USD 6,063 BRL 31,527 115
State Street 9/13/24 USD 1,247 CNH 8,997 (1)
UBS Investment Bank 6/4/24 USD 7,955 BRL 40,868 175
UBS Investment Bank 6/7/24 USD 300 COP 1,198,771 (10)
UBS Investment Bank 6/7/24 USD 12,344 THB 445,377 231
UBS Investment Bank 7/12/24 CZK 309,436 USD 13,631 (26)
UBS Investment Bank 7/12/24 HUF 3,815,059 USD 10,664 (58)
UBS Investment Bank 7/12/24 MXN 222,639 USD 13,241 (207)
UBS Investment Bank 7/12/24 USD 13,132 MXN 225,532 (71)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/12/24 USD 11,819 ZAR 222,443 $ 20
UBS Investment Bank 7/19/24 CHF 15,037 USD 16,686 73
UBS Investment Bank 7/19/24 JPY 213,313 USD 1,411 (44)
UBS Investment Bank 7/19/24 USD 150 CAD 205 —
UBS Investment Bank 7/19/24 USD 36,652 JPY 5,541,550 1,147
UBS Investment Bank 8/9/24 USD 16,265 CLP 15,029,891 (96)
UBS Investment Bank 8/23/24 EUR 1,418 USD 1,540 5
UBS Investment Bank 8/23/24 EUR 4,440 USD 4,843 (6)
UBS Investment Bank 8/23/24 USD 224,835 EUR 206,019 436
UBS Investment Bank 9/6/24 THB 87,587 USD 2,411 (11)
Wells Fargo 6/7/24 COP 6,054,397 USD 1,568 (3)
Wells Fargo 6/7/24 USD 301 COP 1,210,879 (12)
Wells Fargo 7/19/24 USD 106 AUD 164 (4)
Wells Fargo 9/6/24 USD 1,545 COP 6,054,397 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 545

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 159 Commonwealth of Australia ten year
bond contracts 6/24 11,918 $ (371)
Long, 781 Commonwealth of Australia three year
bond contracts 6/24 54,799 (767)
Short, 172 Euro BOBL contracts 6/24 (21,638) 322
Short, 44 Euro BTP contracts 6/24 (5,568) 52
Short, 114 Euro BUND contracts 6/24 (15,999) 303
Long, 27 Euro BUXL thirty year bond contracts 6/24 3,704 (200)
Long, 229 Republic of South Korea ten year bond
contracts 6/24 18,488 (258)
Long, 437 Government of Canada ten year bond
contracts 9/24 38,116 (38)
Long, 286 Long Gilt ten year contracts 9/24 35,102 (135)
Long, 1,295 U.S. Treasury Notes two year
contracts 9/24 263,796 128
Long, 254 Ultra U.S. Treasury Bonds contracts 9/24 31,099 (383)
Long, 148 Ultra U.S. Treasury Notes ten year
contracts 9/24 16,581 (59)
Long, 1,563 Three Month SOFR Futures contracts 3/25 371,330 (159)
Short, 1,560 Three Month SOFR Futures contracts 3/26 (373,561) 1,249
Net payments (receipts) of variation margin to date 963
Variation margin receivable (payable) on open futures contracts $ 647

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.44%  $ — $ 1,289 $ 4,476
T. Rowe Price Government Reserve Fund,
5.39% — — 1,781++
Totals $ —# $ 1,289 $ 6,257+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.44%  $ 31,046 $ 45,567 $ — $ 77,902
T. Rowe Price Government
Reserve Fund, 5.39% 53,425  ¤  ¤ 51,811
Total $ 129,713^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $6,257 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $128,492.

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,614,102) $ 1,582,611
Receivable for investment securities sold 18,546
Interest receivable 11,617
Unrealized gain on forward currency exchange contracts 10,654
Foreign currency (cost $2,974) 2,958
Receivable for shares sold 1,420
Variation margin receivable on centrally cleared swaps 814
Variation margin receivable on futures contracts 647
Bilateral swap premiums paid 476
Cash 272
Unrealized gain on bilateral swaps 229
Other assets 197
Total assets 1,630,441
Liabilities
Payable for investment securities purchased 39,305
Obligation to return securities lending collateral 15,564
Unrealized loss on forward currency exchange contracts 10,109
Payable for shares redeemed 3,131
Investment management fees payable 586
Bilateral swap premiums received 117
Due to affiliates 7
Payable to directors 1
Other liabilities 765
Total liabilities 69,585
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,560,856

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (252,185)
Paid-in capital applicable to 158,124,978 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,813,041
NET ASSETS $ 1,560,856
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $753,372; Shares outstanding: 76,327,736) $ 9.87
Advisor Class
(Net assets: $16,331; Shares outstanding: 1,652,712) $ 9.88
I Class
(Net assets: $791,153; Shares outstanding: 80,144,530) $ 9.87

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $314) $ 71,660
Dividend (net of foreign taxes of $67) 8,799
Securities lending 372
Total income 80,831
Expenses
Investment management 6,524
Shareholder servicing
Investor Class $ 1,120
Advisor Class 143
I Class 162 1,425
Rule 12b-1 fees
Advisor Class 44
Prospectus and shareholder reports
Investor Class 94
Advisor Class 2
I Class 25 121
Custody and accounting 304
Registration 107
Legal and audit 46
Proxy and annual meeting 32
Directors 5
Miscellaneous 44
Waived / paid by Price Associates (1,019)
Total expenses 7,633
Net investment income 73,198

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 7,492
Futures (677)
Swaps 12,245
Options written 4,082
Forward currency exchange contracts 4,982
Foreign currency transactions 878
Net realized gain 29,002
Change in net unrealized gain / loss
Securities 18,717
Futures (848)
Swaps 1,761
Forward currency exchange contracts (2,282)
Other assets and liabilities denominated in foreign currencies 202
Change in net unrealized gain / loss 17,550
Net realized and unrealized gain / loss 46,552
INCREASE IN NET ASSETS FROM OPERATIONS $ 119,750

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 73,198 $ 48,694
Net realized gain (loss) 29,002 (199,929)
Change in net unrealized gain / loss 17,550 71,349
Increase (decrease) in net assets from operations 119,750 (79,886)
Distributions to shareholders
Net earnings
Investor Class (27,052) (33,404)
Advisor Class (667) (629)
I Class (26,405) (26,186)
Tax return of capital – –
Investor Class (9,538) –
Advisor Class (202) –
I Class (9,724) –
Decrease in net assets from distributions (73,588) (60,219)
Capital share transactions
*
Shares sold
Investor Class 245,324 206,743
Advisor Class 8,873 7,607
I Class 313,175 169,919
Distributions reinvested
Investor Class 35,713 32,471
Advisor Class 873 628
I Class 34,669 24,812
Shares redeemed
Investor Class (215,647) (457,913)
Advisor Class (8,685) (6,966)
I Class (145,365) (205,007)
Increase (decrease) in net assets from capital
share transactions 268,930 (227,706)

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 315,092 (367,811)
Beginning of period 1,245,764 1,613,575
End of period $ 1,560,856 $ 1,245,764
*Share information (000s)
Shares sold
Investor Class 25,065 21,178
Advisor Class 916 788
I Class 32,080 17,449
Distributions reinvested
Investor Class 3,657 3,361
Advisor Class 89 65
I Class 3,547 2,570
Shares redeemed
Investor Class (22,183) (47,123)
Advisor Class (890) (726)
I Class (14,944) (21,110)
Increase (decrease) in shares outstanding 27,337 (23,548)

T. ROWE PRICE Global Multi-Sector Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company.  The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global
Multi-Sector Bond Fund (Investor Class), the Global Multi-Sector Bond Fund–
Advisor Class (Advisor Class) and the Global Multi-Sector Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Global Multi-Sector Bond Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted

T. ROWE PRICE Global Multi-Sector Bond Fund

by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Multi-Sector Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE Global Multi-Sector Bond Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 911,251 $ — $ 911,251
Bond Mutual Funds 77,902 — — 77,902
Common Stocks — — 1 1
Corporate Bonds — 213,997 8,085 222,082
Equity Mutual Funds 38,115 — — 38,115
Private Investment Company
2
— — — 1,197
Short-Term Investments 36,247 280,252 — 316,499
Securities Lending Collateral 15,564 — — 15,564
Total Securities 167,828 1,405,500 8,086 1,582,611
Swaps* — 3,848 — 3,848
Forward Currency Exchange
Contracts — 10,654 — 10,654
Futures Contracts* 2,054 — — 2,054
Total $ 169,882 $ 1,420,002 $ 8,086 $ 1,599,167
Liabilities
Swaps* $ — $ 4,837 $ — $ 4,837
Forward Currency Exchange
Contracts — 10,109 — 10,109
Futures Contracts* 2,370 — — 2,370
Total $ 2,370 $ 14,946 $ — $ 17,316
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Foreign
Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 78
Interest rate derivatives Centrally Cleared Swaps, Futures 4,211
Foreign exchange derivatives Forwards 10,654
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 1,613
*
Total $ 16,556
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 6,084
Foreign exchange derivatives Forwards 10,109
Credit derivatives Centrally Cleared Swaps 1,123
Total $ 17,316
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 527 $ 527
Interest rate
derivatives 3,702 3,225 (677) — 2,702 8,952
Foreign
exchange
derivatives (466) (47) — 4,982 — 4,469
Credit
derivatives (1,173) 904 — — 9,016 8,747
Total $ 2,063 $ 4,082 $ (677) $ 4,982 $ 12,245 $ 22,695
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 141 $ 141
Interest rate
derivatives — — (848) — 2,731 1,883
Foreign
exchange
derivatives 632 — — (2,282) — (1,650)
Credit
derivatives — — — — (1,111) (1,111)
Total $ 632 $ — $ (848) $ (2,282) $ 1,761 $ (737)
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Global Multi-Sector Bond Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $21,672,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less than
$0)
Counterparty Assets Liabilities
Bank of America $ 477 $ (1,345) $ (868) $ 907 $ 39
Barclays Bank 1,623 (1,969) (346) — —
BNP Paribas 269 (173) 96 — 96
Canadian Imperial
Bank of Commerce — (29) (29) — —
Citibank 2,374 (2,345) 29 (110) —
Deutsche Bank 558 (352) 206 (270) —
Goldman Sachs 362 (1,672) (1,310) 1,235 —
HSBC Bank 79 (259) (180) 296 116
JPMorgan Chase 6 (11) (5) — —
Morgan Stanley 4 (37) (33) — —
RBC Dominion
Securities 425 (9) 416 (338) 78
Standard Chartered 82 (94) (12) — —
State Street 2,894 (1,266) 1,628 (1,591) 37

T. ROWE PRICE Global Multi-Sector Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 28% and 44% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures
UBS Investment
Bank $ 2,087 $ (529) $ 1,558 $ (1,740) $ —
Wells Fargo 2 (19) (17) — —
Total $ 11,242 $ (10,109)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global Multi-Sector Bond Fund

contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 27% and 75% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse
(exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of
Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.

T. ROWE PRICE Global Multi-Sector Bond Fund

In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 43% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of

T. ROWE PRICE Global Multi-Sector Bond Fund

Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $84,856,000 (5.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Global Multi-Sector Bond Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 29% and 63% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Global Multi-Sector Bond Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs

T. ROWE PRICE Global Multi-Sector Bond Fund

based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best

T. ROWE PRICE Global Multi-Sector Bond Fund

interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Global Multi-Sector Bond Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $15,006,000; the value of cash collateral and related investments was $15,564,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,291,774,000 and $1,209,644,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities aggregated $1,453,870,000 and $1,635,120,000, respectively, for the year ended May 31, 2024.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 54,124 $ 60,219
Return of capital 19,464 —
Total distributions $ 73,588 $ 60,219

T. ROWE PRICE Global Multi-Sector Bond Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31, 2024, the fund utilized $8,339,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a
($000s)
Cost of investments $ 1,618,299
Unrealized appreciation $ 24,385
Unrealized depreciation (59,170)
Net unrealized appreciation (depreciation) $ (34,785)
($000s)
Overdistributed ordinary income $ (7,607)
Net unrealized appreciation (depreciation) (34,785)
Loss carryforwards and deferrals (209,793)
Total distributable earnings (loss) $ (252,185)

T. ROWE PRICE Global Multi-Sector Bond Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the

T. ROWE PRICE Global Multi-Sector Bond Fund

expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,826,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(263) $(116) $(366)

T. ROWE PRICE Global Multi-Sector Bond Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$114,000 for Price Associates; $641,000 for T. Rowe Price Services, Inc.; and
$8,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s

T. ROWE PRICE Global Multi-Sector Bond Fund

investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$138,000, $3,000 and $133,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended May 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 274
Total Management Fee Waived $ 274

T. ROWE PRICE Global Multi-Sector Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global
Multi-Sector Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Multi-Sector Bond Fund,
Inc. (the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Multi-Sector Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $62,676,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Global Multi-Sector Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Global Multi-Sector Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense
Group), and the fund’s total expenses ranked in the third quintile (Investor Class
Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F175-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024